UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-07959
                                                     ---------

                             ADVISORS SERIES TRUST
                             ---------------------
               (Exact name of registrant as specified in charter)

                              615 E. MICHIGAN ST.
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                ERIC M. BANHAZL
                             ADVISORS SERIES TRUST
                       2020 EAST FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5340
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31, 2004
                         -----------------

Date of reporting period:  DECEMBER 31, 2004
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                                (AL FRANK LOGO)

                                 AL FRANK FUND
                          AL FRANK DIVIDEND VALUE FUND

                                 ANNUAL REPORT
                               DECEMBER 31, 2004

                                 AL FRANK FUNDS
                         32392 COAST HIGHWAY, SUITE 260
                             LAGUNA BEACH, CA 92651
                      SHAREHOLDER SERVICES (888) 263-6443
                              WWW.ALFRANKFUNDS.COM

                                                 AL FRANK ASSET MANAGEMENT, INC.
                          32392 Coast Highway, Suite 260, Laguna Beach, CA 92651
                                                            www.alfrankfunds.com

February 2005

Dear Shareholder,

Though the new year is off to a modest start for both The Al Frank Fund (VALUX) and The Al Frank Dividend Value Fund (VALDX) as of this writing, in 2004 we again witnessed the merits of staying true to our disciplined investment philosophy as the performance numbers below will attest. We know that we will not always have market-beating or even positive performance in the short term, but we have always been well rewarded in the fullness of time for remaining patient during disappointing periods.

FUND PERFORMANCE: AVERAGE ANNUAL TOTAL RETURNS

                                                                       LIFE OF
PERIODS ENDED 12/31/04                1 YEAR     3 YEARS    5 YEARS   FUND*<F1>
----------------------                ------     -------    -------   ---------
Al Frank Fund                         15.83%     15.10%     16.17%      17.44%
Al Frank Dividend Value Fund             n/a        n/a        n/a      10.77%
Russell 2000 Index                    18.33%     11.48%      6.61%       7.23%
S&P 500 Index                         10.88%      3.59%     -2.30%       4.70%
Wilshire 5000 Index                   12.62%      5.43%     -1.42%       5.09%

*<F1> The Al Frank Fund inception date was 1/2/98, The Al Frank Dividend Value Fund inception date was 9/30/04.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than the performance quoted and may be obtained by visiting www.alfrankfunds.com. The Funds impose a 2.00% redemption fee on shares held for less than two months.

Consider that for most of the first nine months of last year, The Al Frank Fund was in the red. Yet the tide turned quickly in the fourth quarter, despite a time frame that included the often scary month of October and all of the uncertainties surrounding the November presidential election. Happily, by the end of 2004 The Al Frank Fund had moved significantly higher, so much so that it managed a 15.83% return for the year. While this was a bit below our average annualized rate of return of 17.44% (dating back to inception on January 2, 1998), we can't complain as we significantly outperformed the traditional mutual fund benchmark, the Standard & Poor's 500 Index, as well as the broad-based Wilshire 5000 Index.

We are pleased that many of our newer VALUX shareholders chose to stay the course last year, even when their paper losses during the summer were in the double-digit percentages. Alas, we know that more than a few of our shareholders decided to redeem their holdings, with outflows heaviest when performance was weakest. As our founder Al Frank used to say, "twas ever thus!" I know that it isn't always easy to keep the faith when things are not going our way, but we have witnessed time and again that for those who share our long-term orientation it is far better to be buying rather than selling when short-term performance is punk.

For example, when redemptions were heaviest in The Al Frank Fund back in August, not only did I not sell any shares in the Fund, I actually put more dollars into VALUX as I firmly believe in putting my money where my mouth is. After all, if I don't have faith in our Funds, why should I expect shareholders to entrust their assets to us? Obviously, I understand that I can't expect every shareholder to always remain loyal, but I wish that we could force investors to stay with us for three to five years, or even longer - not for our sake, but for their sakes!

For its part, The Al Frank Dividend Value Fund (VALDX), enjoyed a 10.77% return over its first three months of operation (inception was on September 30, 2004) and I am pleased to report that assets in this new Fund have climbed above $19 million as of this writing. Remember that just like our flagship fund, VALUX, we are managing VALDX for long-term capital appreciation. Those seeking instant gratification have likely come to the wrong place.

I have discussed this before, but it is worth repeating: After rough sledding in 1998, VALUX roared back to return 60% in 1999 and after dismal returns in 2002, the Fund soared 78% in 2003. Not once during those difficult periods did we waver from our time-tested approach of buying and patiently holding undervalued stocks. In fact, the very same stocks that created the lousy returns were responsible for the tremendous recoveries!

Given that both of our Funds are broadly diversified, one or two winning or losing stocks do not make or break performance and, as is generally the case, favorable earnings comparisons powered the winning stocks while disappointing results drove the losers lower. VALUX benefited in 2004 from strong gains in energy stocks like Tesoro Petroleum and OMI Corp, healthcare stocks like Aetna and Pacificare, homebuilding stocks like Toll Brothers and Beazer Homes, retail stocks like American Eagle Outfitters and Abercrombie & Fitch and technology stocks like Endwave and Apple Computer. VALDX was powered higher by stellar performers like Haggar, AU Optronics, Ambassador's Int'l, Skywest Airlines and US Steel.

Obviously, not all of our picks were winners in 2004 and VALUX was held back by big losses in Concord Camera, FLYi, Blue Martini, Innovex and 3Com. In VALDX, Frontline, Capstead Mortgage, Tsakos Energy, Pfizer and Alcoa were the largest losers. Of course, our historical experience has proven that our winners win more than our losers lose and we will happily take the bad with the good, as our market-beating returns are proof that our time-tested approach works. Certainly, we are always working to improve our research, but the same fundamental analysis that gave us the top performers also led us to the laggards.

Those who are familiar with our investment approach are likely well aware that we remain very optimistic about the prospects for the securities we hold in our Funds. We focus on valuations, and with interest rates remaining low, inflation staying contained and corporate profits turning out to be better than expected, we can't help but be bullish. Of course, we can never forget that the odds are stacked in our favor, given that stocks have historically returned 10% to 12% per annum, with undervalued equities performing even better.

While I recognize that VALUX and VALDX are classified as Small- to Mid-Cap Value Funds, I remind shareholders that we are never constrained by asset allocation style boxes. Take a look at the Top 10 Holdings (as a percentage of total assets on December 31, 2004) of each Fund to see what I mean. In VALUX, Norfolk Southern, Aetna and Transocean sport market capitalizations of more than $14 billion, not exactly small-cap, while in VALDX, companies like AU Optronics, Intel and Abbott Laboratories could be considered more growth oriented as opposed to value-based.

TOP TEN HOLDINGS                                        AS OF DECEMBER 31, 2004

THE AL FRANK FUND (VALUX)               THE AL FRANK DIVIDEND VALUE FUND (VALDX)

 1.  Beazer Homes              0.67%     1. Lennar Corp CLA               0.92%
 2.  Toll Brothers             0.66%     2. Ambassadors Int'l             0.88%
 3.  Aleris Int'l              0.65%     3. Fedders                       0.87%
 4.  Norfolk Southern          0.62%     4. Countrywide Financial         0.85%
 5.  Aetna                     0.60%     5. AU Optronics                  0.84%
 6.  Abercrombie & Fitch       0.59%     6. Standard Pacific              0.81%
 7.  Advanced Micro Devices    0.59%     7. DR Horton                     0.80%
 8.  Optimal Group             0.59%     8. DuPont                        0.80%
 9.  Transocean                0.58%     9. Intel                         0.79%
10.  OMICorp.                  0.58%    10. Abbott Laboratories           0.78%

We seek bargains wherever they reside. If Blue-Chips are cheap, we will buy them. If technology stocks are undervalued, we will not hesitate to pick them up. We believe that if we limit our investment universe by market-cap or value-versus-growth distinctions, then we are likely to limit our returns!

All of us at Al Frank Asset Management appreciate the patronage of our long-term oriented shareholders and we will continue to put forth the "extra" that can turn an ordinary mutual fund into an extraordinary one. After all, our money is invested right beside yours!

As we work to improve communications with our shareholders, we have launched some very exciting e-mail newsletters and updates. Please visit
www.alfrankfunds.com/sar for additional information and to sign up for this free
------------------------
service.

Sincerely,

/s/John Buckingham

John Buckingham
President & Chief Portfolio Manager

Investment performance reflects voluntary fee waivers. In the absence of returns such waivers, total returns would be reduced. Short term performance, in particular, is not a good indication of a fund's future performance, and an investment should not be made based solely on returns.

INVESTING IN SECURITIES OF SMALL AND MEDIUM-CAPITALIZATION COMPANIES WILL INVOLVE GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.

Opinions expressed are those of John Buckingham, which are subject to change and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings are subject to change and are not a recommendation to buy or sell any security.

The S&P 500, Russell 2000 and Wilshire 5000 Indices are unmanaged indices commonly used to measure performance of U.S. stocks. The S&P 500 invests primarily in large-cap stocks; the Russell 2000 invests primarily in small-cap stocks; and the Wilshire 5000 invests primarily in small-, mid- and large-cap stocks. You cannot invest directly in an index.

This material must be preceded or accompanied by a current prospectus. Read it carefully before investing.

Distributed by Quasar Distributors LLC.  (02/05)

                                 AL FRANK FUNDS

                                 AL FRANK FUND

 Comparison of the change in value of a hypothetical $10,000 investment in the
     Al Frank Fund vs. the Russell 2000 Index, the Dow Jones Wilshire 5000
       (Full Cap) Index, the S&P/Barra Value Index, and the S&P 500 Index

                                                                    Dow Jones
                                                                  Wilshire 5000
    Date      Al Frank     S&P 500     Russell       S&P/Barra     (Full Cap)
                Fund        Index     2000 Index    Value Index       Index
    ----      --------     -------    ----------    -----------   -------------
     1/2/98   $10,000      $10,000     $10,000        $10,000        $10,000
   12/31/98    $9,070      $12,797      $9,758        $11,447        $12,309
   12/31/99   $14,550      $15,489     $11,833        $12,903        $15,209
 12/31/2000   $15,566      $14,080     $11,475        $13,688        $13,553
 12/31/2001   $20,195      $12,406     $11,761        $12,085        $12,066
 12/31/2002   $14,945       $9,664      $9,352         $9,565         $9,549
 12/31/2003   $26,598      $12,436     $13,771        $12,606        $12,570
 12/31/2004   $30,801      $13,789     $16,296        $14,584        $14,157

                        AVERAGE ANNUAL TOTAL RETURN1<F2>

                                  Al           S&P           S&P/          Russell        Dow Jones
                                Frank          500           Barra          2000        Wilshire 5000
                                 Fund         Index       Value Index       Index      (Full Cap) Index
                                -----         -----       -----------       -----     -----------------
1 Year                          15.83%       10.88%         15.69%         18.33%           12.62%
5 Year                          16.17%       -2.30%          2.47%          6.61%           -1.42%
Since inception (1/2/98)        17.44%        4.70%          5.54%          7.23%            5.09%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data for the most recent month end is available at www.alfrankfunds.com. The Fund imposes a 2.00% redemption fee on shares held less than two months.

Returns reflect the reinvestment of dividends and capital gains. Fee waivers were in effect in 1998 and 1999. In the absence of fee waivers, returns in 1998 and 1999 would be reduced. The performance data and graphs above do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.

1<F2> Average Annual Total Return represents the average change in account value over the periods indicated.

The Dow Jones Wilshire 5000 (Full Cap) Index tracks the performance of all equity securities issued by the U.S. head-quartered companies regardless of exchange. As of 3/31/04, the index was comprised of 5,176 companies.

The Russell 2000 Index is a widely regarded small cap index of the 2,000 smallest securities of the Russell 3000 Index which is comprised of the 3,000 largest U.S. securities as determined by total market capitalization.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The S&P/Barra Value Index is an unmanaged capitalization-weighted index that contains approximately 50% of the stocks in the S&P 500 Index with lower price-to-book ratios.

One cannot invest directly in an index.

                                 AL FRANK FUNDS

                          AL FRANK DIVIDEND VALUE FUND

   Comparison of the change in value of a hypothetical $10,000 investment in the Al Frank Dividend Value Fund vs. S&P 500 Index, the S&P 400
         Midcap Index, and the Dow Jones Wilshire 5000 (Full Cap) Index

                                                                 Dow Jones
                   Al Frank                                    Wilshire 5000
                   Dividend       S&P 500        S&P 400         (Full Cap)
    Date          Value Fund       Index      Midcap Index         Index
    ----          ----------      -------     ------------     -------------
 9/30/2004          $10,000       $10,000        $10,000          $10,000
 10/31/2004         $10,030       $10,153        $10,160          $10,171
 11/30/2004         $10,740       $10,564        $10,586          $10,647
 12/31/2004         $11,077       $10,923        $11,216          $11,033

                            CUMULATIVE TOTAL RETURN

                            Al Frank                S&P 400       Dow Jones
                            Dividend     S&P 500     Midcap     Wilshire 5000
                           Value Fund     Index      Index     (Full Cap) Index
                           ----------    -------    -------    ----------------
Since inception (9/30/04)    10.77%       9.23%      12.16%         10.33%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data for the most recent month end is available at www.alfrankfunds.com. The Fund imposes a 2.00% redemption fee on shares held less than two months.

Returns reflect the reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graphs above do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.

The Dow Jones Wilshire 5000 (Full Cap) Index tracks the performance of all equity securities issued by the U.S. head-quartered companies regardless of exchange. As of 3/31/04, the index was comprised of 5,176 companies.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The S&P 400 Midcap Index is a capitalization-weighted indices which measures the performance of the mid-range sector of the U.S. stock market.

One cannot invest directly in an index.

                                 AL FRANK FUNDS

EXPENSE EXAMPLE AT DECEMBER 31, 2004 (UNAUDITED)

Shareholders of mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Al Frank Funds are no-load mutual funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/04 - 12/31/04) for the Al Frank Fund and (9/30/04 - 12/31/04) for the Al Frank Dividend Value Fund.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.98% per the advisory agreement. Please note that the Al Frank Fund operated below the expense cap at 1.67%. Although the Fund(s) charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AL FRANK FUND

                            BEGINNING        ENDING           EXPENSES PAID
                          ACCOUNT VALUE   ACCOUNT VALUE       DURING PERIOD
                              7/1/04        12/31/04     7/1/04 - 12/31/04*<F3>
                          -------------   -------------  ----------------------
Actual                      $1,000.00       $1,105.70             $8.84
Hypothetical (5% return     $1,000.00       $1,016.74             $8.47
  before expenses)

*<F3> Expenses are equal to the Fund's annualized expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year divided by 366 days to reflect the one-half year expense).

AL FRANK DIVIDEND VALUE FUND

                            BEGINNING        ENDING           EXPENSES PAID
                          ACCOUNT VALUE   ACCOUNT VALUE       DURING PERIOD
                             9/30/04        12/31/04     9/30/04 - 12/31/04*<F4>
                          -------------   -------------  ----------------------
Actual                      $1,000.00       $1,107.70             $5.30
Hypothetical (5% return     $1,000.00       $1,007.67             $5.05
  before expenses)

*<F4> Expenses are equal to the Fund's annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 93 (days in most recent fiscal half-year) divided by 366 days to reflect the expenses for the period).

                                 AL FRANK FUNDS

ALLOCATION OF PORTFOLIO ASSETS AT DECEMBER 31, 2004 (UNAUDITED)

                                 AL FRANK FUND

                    Basic Materials                       5%
                    Consumer, Cyclical                   22%
                    Consumer, Noncyclical                 3%
                    Energy                                9%
                    Financial                             8%
                    Healthcare                            7%
                    Industrial                           14%
                    Technology                           27%
                    Telecommunications                    3%
                    Utilities                             0%
                    Warrants                              0%
                    Short-Term Investments                2%

                         AL FRANK DIVIDEND VALUE FUND

                    Basic Materials                       6%
                    Consumer, Cyclical                   25%
                    Consumer, Noncyclical                 5%
                    Energy                               12%
                    Financial                            15%
                    Healthcare                            8%
                    Industrial                           12%
                    Technology                           10%
                    Telecommunications                    3%
                    Short-Term Investments                4%

                                 AL FRANK FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004

    Shares   Common Stocks: 98.15%                                Market Value
    ------   ---------------------                                ------------
             ADVANCED INDUSTRIAL EQUIPMENT: 0.57%
    76,200   O.I. Corp.*<F5>                                      $    752,856
    80,000   The Lamson & Sessions Co.*<F5>                            728,000
                                                                  ------------
                                                                     1,480,856
                                                                  ------------

             ADVANCED MEDICAL DEVICES: 0.72%
    25,100   Bio-logic Systems Corp.*<F5>                              228,410
   273,300   Cathay Merchant Group, Inc.*<F5>                          213,174
    15,074   Utah Medical Products, Inc.                               338,713
    75,000   Vascular Solutions, Inc.*<F5>                             751,500
    13,000   VISX, Inc.*<F5>                                           336,310
                                                                  ------------
                                                                     1,868,107
                                                                  ------------

             AEROSPACE & DEFENSE: 3.45%
    24,100   AAR Corp.*<F5>                                            328,242
    40,000   BE Aerospace, Inc.*<F5>                                   465,600
    40,000   Ducommun, Inc.*<F5>                                       834,000
    50,000   Kaman Corp. - Class A                                     632,500
   129,900   LMI Aerospace, Inc.*<F5>                                  702,759
    22,000   Lockheed Martin Corp.                                   1,222,100
   115,000   Orbit International Corp.*<F5>                          1,296,050
    12,300   Pemco Aviation Group, Inc.*<F5>                           335,175
    15,000   Raytheon Co.                                              582,450
   110,700   SIFCO Industries, Inc.*<F5>                               635,418
    50,000   The Allied Defense Group, Inc.*<F5>                     1,112,500
    15,500   The Boeing Co.                                            802,435
                                                                  ------------
                                                                     8,949,229
                                                                  ------------

             AIRLINES: 0.92%
    22,000   Air France ADR                                            422,400
    80,000   Airtran Holdings, Inc.*<F5>                               856,000
    75,000   Mesa Air Group, Inc.*<F5>                                 595,500
   175,000   Midwest Express Holdings, Inc.*<F5>                       509,250
                                                                  ------------
                                                                     2,383,150
                                                                  ------------

             ALUMINUM: 0.40%
    33,000   Alcoa, Inc.                                             1,036,860
                                                                  ------------

             AUTOMOBILE MANUFACTURERS: 1.11%
    20,000   DaimlerChrysler AG #<F6>                                  961,000
    70,000   Ford Motor Co.                                          1,024,800
    22,000   General Motors Corp.                                      881,320
                                                                  ------------
                                                                     2,867,120
                                                                  ------------

             AUTOMOBILE PARTS & EQUIPMENT: 1.39%
    35,000   ArvinMeritor, Inc.                                        782,950
    23,000   Cooper Tire & Rubber Co.                                  495,650
    80,000   Dura Automotive Systems, Inc.*<F5>                        866,400
    60,000   The Goodyear Tire & Rubber Co.*<F5>                       879,600
    60,000   Visteon Corp.                                             586,200
                                                                  ------------
                                                                     3,610,800
                                                                  ------------

             BANKS: 1.87%
    20,000   Bank of America Corp.                                     939,800
    20,000   BankAtlantic Bancorp, Inc. - Class A                      398,000
    81,984   BFC Financial Corp. - Class A*<F5>                      1,037,098
    38,000   Capstead Mortgage Corp.                                   400,520
    18,000   Citigroup, Inc.                                           867,240
    13,200   JPMorgan Chase & Co.                                      514,932
    12,500   National City Corp.                                       469,375
    10,000   Sovereign Bancorp, Inc.                                   225,500
                                                                  ------------
                                                                     4,852,465
                                                                  ------------

             BROKERAGES: 0.63%
    10,000   Lehman Brothers Holdings, Inc.                            874,800
     7,500   The Bear Stearns Companies, Inc.                          767,325
                                                                  ------------
                                                                     1,642,125
                                                                  ------------

             BUILDING MATERIALS: 1.38%
    20,000   Ameron International Corp.                                758,000
   100,000   Huttig Building Products, Inc.*<F5>                     1,045,000
    17,000   International Aluminum Corp.                              575,450
    40,000   JLG Industries, Inc.                                      785,200
   440,000   Smith-Midland Corp.*<F5>^<F7>                             426,800
                                                                  ------------
                                                                     3,590,450
                                                                  ------------

             BUSINESS SERVICES: 4.27%
    40,000   Ambassadors International, Inc.                           629,200
   260,000   Analysts International Corp.*<F5>                       1,040,000
   150,000   Computer Horizons Corp.*<F5>                              571,500
   110,000   Edgewater Technology, Inc.*<F5>                           539,000
   151,100   HealthStream, Inc.*<F5>                                   404,948
    90,000   Insweb Corp.*<F5>                                         247,500
     4,207   Manpower, Inc.                                            203,198
    30,000   MasTec, Inc.*<F5>                                         303,300
   125,000   Onvia.com, Inc.*<F5>                                      790,000
   130,000   Optimal Group, Inc. - Class A*<F5>#<F6>                 1,532,700
    49,630   Quotesmith.com, Inc.*<F5>                                 247,505
   500,000   Technology Solutions Co.*<F5>                             555,000
   210,000   Traffix, Inc.                                           1,333,500
    98,823   ValueClick, Inc.*<F5>                                   1,317,311
   116,800   Vicon Industries, Inc.*<F5>                               548,960
   200,000   Zomax, Inc.*<F5>                                          822,000
                                                                  ------------
                                                                    11,085,622
                                                                  ------------

             CASINOS & CASINO EQUIPMENT: 0.16%
    30,000   Alliance Gaming Corp.*<F5>                                414,300
                                                                  ------------

             CHEMICALS, COMMODITY: 0.79%
    15,000   E.I. Du Pont de Nemours and Co.                           735,750
    60,000   Olin Corp.                                              1,321,200
                                                                  ------------
                                                                     2,056,950
                                                                  ------------

             CHEMICALS, SPECIALTY: 1.34%
    40,000   Crompton Corp.                                            472,000
    15,000   Octel Corp. ADR                                           312,150
    20,000   OM Group, Inc.*<F5>                                       648,400
    10,500   Spartech Corp.                                            284,445
    25,000   The Mosaic Co.*<F5>                                       408,000
   125,000   Wellman, Inc.                                           1,336,250
                                                                  ------------
                                                                     3,461,245
                                                                  ------------

             CLOTHING/FABRICS: 2.45%
    25,000   Delta Apparel, Inc.                                       606,250
    22,500   Haggar Corp.                                              528,278
   120,000   Hartmarx Corp.*<F5>                                       932,400
    10,000   Kellwood Co.                                              345,000
    10,000   Oxford Industries, Inc.                                   413,000
    84,850   Quaker Fabric Corp.                                       475,160
    40,000   Quiksilver, Inc.*<F5>                                   1,191,600
    35,000   Russell Corp.                                             681,800
   305,000   Unifi, Inc.*<F5>                                        1,168,150
                                                                  ------------
                                                                     6,341,638
                                                                  ------------

             COMMUNICATIONS TECHNOLOGY: 5.63%
   150,000   3Com Corp.*<F5>                                           625,500
    45,000   Andrew Corp.*<F5>                                         613,350
   150,000   APA Optics, Inc.*<F5>                                     310,500
   150,000   Avanex Corp.*<F5>                                         496,500
   115,000   Avici Systems, Inc.*<F5>                                1,040,750
   241,000   Blonder Tongue Laboratories, Inc.*<F5>                  1,038,710
    65,000   Celeritek, Inc.                                            99,450
    65,000   Communications Systems, Inc.                              780,650
    30,000   Comverse Technology, Inc.*<F5>                            733,500
   289,700   deltathree, Inc. - Class A*<F5>                           961,804
    66,600   Digi International, Inc.*<F5>                           1,144,854
   475,000   Forgent Networks, Inc.*<F5>                             1,011,750
    46,160   MarketWatch.com, Inc.*<F5>                                830,880
   150,000   Net2Phone, Inc.*<F5>                                      510,000
    65,000   Network Equipment Technologies, Inc.*<F5>                 638,300
    75,000   Novell, Inc.*<F5>                                         506,250
    28,000   Polycom, Inc.*<F5>                                        652,960
   100,000   Stratos International, Inc.*<F5>                          439,000
    27,609   Symmetricom, Inc.*<F5>                                    268,083
   125,000   Tellabs, Inc.*<F5>                                      1,073,750
   355,000   TII Network Technologies, Inc.*<F5>                       543,150
    60,000   TriQuint Semiconductor, Inc.*<F5>                         267,000
                                                                  ------------
                                                                    14,586,691
                                                                  ------------

             COMPUTERS/HARDWARE: 2.22%
    45,000   AU Optronics Corp. ADR                                    644,400
    12,463   Apple Computer, Inc.*<F5>                                 802,617
    40,000   Computer Network Technology Corp.*<F5>                    284,000
   175,000   Gateway, Inc.*<F5>#<F6>                                 1,051,750
    30,000   Hewlett Packard Co.                                       629,100
   100,000   InFocus Corp.*<F5>                                        916,000
    25,000   SanDisk Corp.*<F5>                                        624,250
   150,000   Sun Microsystems, Inc.*<F5>                               807,000
                                                                  ------------
                                                                     5,759,117
                                                                  ------------

             CONSUMER SERVICES: 0.05%
     4,000   SINA Corp.*<F5> #<F6>                                     128,240
                                                                  ------------

             CONTAINERS & PACKAGING: 0.67%
    80,000   American Biltrite, Inc.*<F5>                              912,000
    51,250   Rock of Ages Corp.                                        374,125
   150,000   Rotonics Manufacturing, Inc.                              450,000
                                                                  ------------
                                                                     1,736,125
                                                                  ------------

             COSMETICS/PERSONAL CARE: 0.13%
    10,000   Helen of Troy Ltd.*<F5> #<F6>                             336,100
                                                                  ------------

             CREDIT CARDS: 0.68%
    22,000   MBNA Corp.                                                620,180
    70,000   Providian Financial Corp. *<F5>                         1,152,900
                                                                  ------------
                                                                     1,773,080
                                                                  ------------

             DATA STORAGE/DISK DRIVES: 1.49%
   120,000   Adaptec, Inc.*<F5>                                        910,800
   170,000   Innovex, Inc.*<F5>                                        926,500
    75,000   Iomega Corp.*<F5>                                         415,500
    25,000   Storage Technology Corp.*<F5>                             790,250
    75,000   Western Digital Corp.*<F5>                                813,000
                                                                  ------------
                                                                     3,856,050
                                                                  ------------

             ELECTRICAL COMPONENTS & EQUIPMENT: 1.99%
    31,000   American Power Conversion Corp.                           663,400
    50,000   AVX Corp.                                                 630,000
    25,000   C&D Technologies, Inc.                                    426,000
   125,000   Fedders Corp.                                             452,500
    55,000   Frequency Electronics, Inc.                               816,750
    50,000   Kemet Corp.*<F5>                                          447,500
    40,000   OSI Systems, Inc.*<F5>                                    908,400
     7,600   RF Industries, Ltd.*<F5>                                   62,396
    50,000   Vishay Intertechnology, Inc.*<F5>                         751,000
                                                                  ------------
                                                                     5,157,946
                                                                  ------------

             ELECTRONIC MANUFACTURING SERVICES: 0.90%
    40,000   Flextronics International LTD*<F5>#<F6>                   552,800
    25,000   Nam Tai Electronics, Inc. #<F6>                           481,250
    60,000   Sanmina - SCI Corp.*<F5>                                  508,200
   150,000   Solectron Corp.*<F5>                                      799,500
                                                                  ------------
                                                                     2,341,750
                                                                  ------------

             FIBER OPTIC COMPONENTS: 0.53%
   319,900   Alliance Fiber Optic Products, Inc.*<F5>                  479,850
    75,000   Bookham, Inc.*<F5>                                        363,000
    45,000   Corning, Inc.*<F5>                                        529,650
                                                                  ------------
                                                                     1,372,500
                                                                  ------------

             FINANCIAL SERVICES, DIVERSIFIED:  0.65%
    10,000   Fannie Mae                                                712,100
    20,000   H & R Block, Inc.                                         980,000
                                                                  ------------
                                                                     1,692,100
                                                                  ------------

             FIXED LINE COMMUNICATIONS: 0.88%
   175,000   ADC Telecommunications, Inc.*<F5>                         469,000
    60,000   Endwave Corp.*<F5>                                      1,047,000
    30,000   SBC Communications, Inc.                                  773,100
                                                                  ------------
                                                                     2,289,100
                                                                  ------------

             FOOD MANUFACTURERS: 0.79%
    45,000   Archer-Daniels-Midland Co.                              1,003,950
    43,000   Sara Lee Corp.                                          1,038,020
                                                                  ------------
                                                                     2,041,970
                                                                  ------------

             FOOD RETAILERS: 0.18%
    20,000   Albertson's, Inc.                                         477,600
                                                                  ------------

             FOOTWEAR: 0.85%
     7,500   Deckers Outdoor Corp.*<F5>                                352,425
    30,000   Saucony, Inc. - Class B                                   815,700
    21,000   Steven Madden, Ltd.*<F5>                                  396,060
    10,000   The Timberland Co. - Class A*<F5>                         626,700
                                                                  ------------
                                                                     2,190,885
                                                                  ------------

             FOREST PRODUCTS: 0.44%
    14,500   Georgia-Pacific Corp.                                     543,460
    35,000   Pope & Talbot, Inc.                                       598,850
                                                                  ------------
                                                                     1,142,310
                                                                  ------------

             HEALTHCARE PROVIDERS: 3.53%
    12,500   Aetna, Inc.                                             1,559,375
    95,000   American Shared Hospital Services                         564,300
    45,000   Curative Health Services, Inc.*<F5>                       308,250
    20,000   HCA, Inc.                                                 799,200
    50,000   Humana, Inc.*<F5>                                       1,484,500
    35,047   LCA-Vision, Inc.                                          819,749
    23,000   PacifiCare Health Systems, Inc.*<F5>                    1,299,960
    60,000   Res-Care, Inc.*<F5>                                       913,200
    61,000   United American Healthcare Corp.*<F5>                     384,849
    11,442   UnitedHealth Group, Inc.                                1,007,239
                                                                  ------------
                                                                     9,140,622
                                                                  ------------

             HEAVY CONSTRUCTION: 0.27%
   172,300   Williams Industries, Inc.*<F5>                            706,430
                                                                  ------------

             HEAVY MACHINERY: 0.02%
     9,700   Katy Industries, Inc.*<F5>                                 50,246
                                                                  ------------


             HOME CONSTRUCTION: 6.41%
    12,000   Beazer Homes USA, Inc.                                  1,754,520
    10,000   Cavco Industries, Inc.*<F5>                               449,500
    22,500   Centex, Corp.                                           1,340,550
    35,000   D.R. Horton, Inc.                                       1,410,850
    27,500   Hovnanian Enterprises, Inc. - Class A*<F5>              1,361,800
    14,000   KB Home                                                 1,461,600
    20,000   Lennar Corp. - Class A                                  1,133,600
     4,000   M.D.C. Holdings, Inc.                                     345,760
    35,000   Orleans Homebuilders, Inc.*<F5>                           694,750
    20,000   Pulte Homes, Inc.                                       1,276,000
    25,000   Ryland Group, Inc.                                      1,438,500
    20,000   Standard Pacific Corp.                                  1,282,800
    25,000   Toll Brothers, Inc.*<F5>                                1,715,250
    32,500   WCI Communities, Inc.*<F5>                                955,500
                                                                  ------------
                                                                    16,620,980
                                                                  ------------

             HOME FURNISHINGS: 0.84%
    80,000   Applica, Inc.*<F5>                                        484,000
    32,700   Chromcraft Revington, Inc.*<F5>                           402,210
     6,000   Craftmade International, Inc.                             118,326
    45,000   The Dixie Group, Inc.*<F5>                                758,700
     6,000   Whirlpool Corp.                                           415,260
                                                                  ------------
                                                                     2,178,496
                                                                  ------------

             HOUSE, DURABLE: 0.53%
    45,000   Department 56, Inc.*<F5>                                  749,250
    71,200   Global-Tech Appliances, Inc.*<F5>#<F6>                    635,816
                                                                  ------------
                                                                     1,385,066
                                                                  ------------

             HOUSE, NON-DURABLE: 0.11%
     7,000   Central Garden & Pet Co.*<F5>                             292,180
                                                                  ------------

             INDUSTRIAL DIVERSIFIED: 0.70%
    40,000   GenCorp, Inc.                                             742,800
    35,000   McRae Industries, Inc. - Class A                          382,900
    44,900   P & F Industries, Inc. - Class A*<F5>                     683,782
                                                                  ------------
                                                                     1,809,482
                                                                  ------------

             INDUSTRIAL SERVICES & DISTRIBUTORS: 0.73%
    30,000   Avnet, Inc.*<F5>                                          547,200
    75,000   Nu Horizons Electronics Corp.*<F5>                        598,500
    50,908   Spectrum Control, Inc.*<F5>                               369,592
    75,000   Trio-Tech International*<F5>                              372,750
                                                                  ------------
                                                                     1,888,042
                                                                  ------------

             INSURANCE, FULL LINE: 0.27%
    10,000   Hartford Financial Services Group, Inc.                   693,100
                                                                  ------------

             INSURANCE, LIFE: 0.47%
     2,500   National Western Life
               Insurance Co. - Class A*<F5>                            416,525
    45,000   UnumProvident Corp.                                       807,300
                                                                  ------------
                                                                     1,223,825
                                                                  ------------

             INSURANCE, PROPERTY & CASUALTY: 1.77%
    20,000   Merchants Group, Inc.                                     480,000
    10,500   MGIC Investment Corp.                                     723,555
    30,000   PXRE Group LTD.#<F6>                                      756,300
    11,500   Radian Group, Inc.                                        612,260
    25,000   RTW, Inc.*<F5>                                            237,000
    20,000   The Allstate Corp.                                      1,034,400
    20,000   The St. Paul Travelers Companies, Inc.                    741,400
                                                                  ------------
                                                                     4,584,915
                                                                  ------------

             MARINE TRANSPORTATION/SHIPPING
               (NON-ENERGY): 0.44%
    57,500   Sea Containers Ltd. -  Class A#<F6>                     1,132,175
                                                                  ------------

             MEDICAL SUPPLIES: 1.04%
    15,000   Abbott Laboratories                                       699,750
    25,000   Baxter International, Inc.                                863,500
    36,000   McKesson Corp.                                          1,132,560
                                                                  ------------
                                                                     2,695,810
                                                                  ------------

             MERCHANT ENERGY PROVIDERS: 0.19%
   125,000   Calpine Corp.*<F5>                                        492,500
                                                                  ------------

             NATURAL GAS: 0.17%
    30,000   KCS Energy, Inc.*<F5>                                     443,400
                                                                  ------------

             OIL, EQUIPMENT & SERVICES: 1.88%
    70,000   Key Energy Services, Inc.*<F5>                            826,000
    40,000   Maverick Tube Corp.*<F5>                                1,212,000
    30,000   Oceaneering International, Inc.*<F5>                    1,119,600
    20,000   Offshore Logistics, Inc.*<F5>                             649,400
    30,000   Tidewater Inc.                                          1,068,300
                                                                  ------------
                                                                     4,875,300
                                                                  ------------

             OIL, EXPLORATION & PRODUCTION/DRILLING: 1.49%
    35,000   GlobalSantaFe Corp.#<F6>                                1,158,850
    18,000   Nabors Industries, Ltd.*<F5> #<F6>                        923,220
    10,000   Rowan Companies, Inc.*<F5>                                259,000
    36,000   Transocean, Inc.*<F5>#<F6>                              1,526,040
                                                                  ------------
                                                                     3,867,110
                                                                  ------------

             OIL, INTEGRATED MAJORS: 0.87%
    17,500   Anadarko Petroleum Corp.                                1,134,175
    30,000   Marathon Oil Corp.                                      1,128,300
                                                                  ------------
                                                                     2,262,475
                                                                  ------------

             OIL, REFINERS: 2.11%
    55,000   Giant Industries, Inc.*<F5>                             1,458,050
    40,000   Holly Corp.                                             1,114,800
    45,000   Tesoro Petroleum Corp.*<F5>                             1,433,700
    32,000   Valero Energy Corp.                                     1,452,800
                                                                  ------------
                                                                     5,459,350
                                                                  ------------

             OIL, SECONDARY: 0.55%
    10,000   Apache Corp.                                              505,700
    40,000   Vintage Petroleum, Inc.                                   907,600
                                                                  ------------
                                                                     1,413,300
                                                                  ------------

             OIL, TRANSPORTATION/SHIPPING: 1.87%
    12,500   Frontline LTD.#<F6>                                       554,500
    10,000   Nordic American Tanker Shipping LTD.#<F6>                 390,500
    90,000   OMI Corp.#<F6>                                          1,516,500
    15,000   Overseas Shipholding Group, Inc.                          828,000
    20,000   Teekay Shipping Corp. #<F6>                               842,200
    20,000   Tsakos Energy Navigation LTD.#<F6>                        715,800
                                                                  ------------
                                                                     4,847,500
                                                                  ------------

             OTHER NON-FERROUS: 0.59%
    20,000   Inco, Ltd.*<F5>#<F6>                                      735,600
     8,000   Phelps Dodge Corp.                                        791,360
                                                                  ------------
                                                                     1,526,960
                                                                  ------------

             PAPER PRODUCTS:  0.27%
    17,000   International Paper Co.                                   714,000
                                                                  ------------

             PHARMACEUTICALS: 2.07%
    22,000   Bristol-Myers Squibb Co.                                  563,640
     6,000   Eli Lilly & Co.                                           340,500
     8,000   Forest Laboratories, Inc.*<F5>                            358,880
    18,500   Johnson & Johnson                                       1,173,270
    50,000   King Pharmaceuticals, Inc.*<F5>                           620,000
    20,000   Merck & Co. Inc.                                          642,800
    30,000   Pfizer, Inc.                                              806,700
    20,000   Wyeth                                                     851,800
                                                                  ------------
                                                                     5,357,590
                                                                  ------------

             POLLUTION CONTROL/WASTE MANAGEMENT: 0.65%
   100,000   Aleris International, Inc.*<F5>                         1,692,000
                                                                  ------------

             PRECIOUS METALS:  0.28%
    65,000   Stillwater Mining Co.*<F5>                                731,900
                                                                  ------------

             RAILROADS: 1.49%
    32,000   CSX Corp.                                               1,282,560
    45,000   Norfolk Southern Corp.                                  1,628,550
    14,000   Union Pacific Corp.                                       941,500
                                                                  ------------
                                                                     3,852,610
                                                                  ------------

             REAL ESTATE INVESTMENT: 0.40%
    60,000   HRPT Properties Trust                                     769,800
   130,000   Jameson Inns, Inc.*<F5>                                   256,100
                                                                  ------------
                                                                     1,025,900
                                                                  ------------

             RECREATIONAL PRODUCTS:  1.73%
    50,000   Action Performance Companies, Inc.                        549,500
    15,000   Brunswick Corp.                                           742,500
    30,000   Callaway Golf Co.                                         405,000
   150,000   Concord Camera Corp.*<F5>                                 343,500
    20,000   Eastman Kodak Co.                                         645,000
    30,000   K2, Inc.*<F5>                                             476,400
    55,000   The Nautilus Group, Inc.                                1,329,350
                                                                  ------------
                                                                     4,491,250
                                                                  ------------

             RESTAURANTS: 0.28%
    25,000   Landry's Restaurants, Inc.                                726,500
                                                                  ------------

             RETAILERS, APPAREL: 1.88%
    33,000   Abercrombie & Fitch Co. - Class A                       1,549,350
    30,000   American Eagle Outfitters, Inc.                         1,413,000
    25,000   AnnTaylor Stores Corp.*<F5>                               538,250
    20,000   Burlington Coat Factory Warehouse Corp.                   454,000
   100,000   Goody's Family Clothing, Inc.                             914,000
                                                                  ------------
                                                                     4,868,600
                                                                  ------------

             RETAILERS, BROADLINE: 0.69%
    24,000   J. C. Penney Company, Inc.                                993,600
     5,000   Nordstrom, Inc.                                           233,650
    11,000   Sears, Roebuck and Co.                                    561,330
                                                                  ------------
                                                                     1,788,580
                                                                  ------------

             RETAILERS, SPECIALTY: 2.40%
    35,000   AutoNation, Inc.*<F5>                                     672,350
    25,000   Claire's Stores, Inc.                                     531,250
    25,000   Jo-Ann Stores, Inc. - Class B*<F5>                        688,500
    30,000   Michaels Stores, Inc.                                     899,100
    16,000   OfficeMax, Inc.                                           502,080
     8,000   TBC Corp.*<F5>                                            222,400
    29,000   The Home Depot, Inc.                                    1,239,460
    60,000   Toys "R" Us, Inc.*<F5>                                  1,228,200
    20,000   Trans World Entertainment Corp.*<F5>                      249,400
                                                                  ------------
                                                                     6,232,740
                                                                  ------------

             SAVINGS & LOANS: 1.18%
    15,000   Countrywide Financial Corp.                               555,150
    16,000   FirstFed Financial Corp.*<F5>                             829,920
     4,000   Golden West Financial Corp.                               245,680
    26,840   PVF Capital Corp.                                         370,392
    25,000   Washington Mutual, Inc.                                 1,057,000
                                                                  ------------
                                                                     3,058,142
                                                                  ------------

             SEMICONDUCTOR, CAPITAL EQUIPMENT: 3.23%
   130,000   Aetrium, Inc.*<F5>                                        509,600
    35,000   Brooks Automation, Inc.*<F5>                              602,700
    40,000   Cohu, Inc.                                                742,400
    50,000   Credence Systems Corp.*<F5>                               457,500
    75,000   Electroglas, Inc.*<F5>                                    356,250
    90,000   Kulicke and Soffa Industries, Inc.*<F5>                   775,800
    37,500   Lam Research Corp.*<F5>                                 1,084,125
    60,000   Mattson Technology, Inc.*<F5>                             675,600
    25,000   Novellus Systems, Inc.*<F5>                               697,250
    25,000   Teradyne, Inc.*<F5>                                       426,750
    35,976   Ultratech, Inc.*<F5>                                      678,148
    23,000   Varian Semiconductor Equipment
               Associates, Inc.*<F5>                                   847,550
    25,000   Veeco Instruments, Inc.*<F5>                              526,750
                                                                  ------------
                                                                     8,380,423
                                                                  ------------

             SEMICONDUCTOR, GRAPHICS CHIPS: 0.84%
    60,000   ESS Technology, Inc.*<F5>                                 426,600
    30,000   NVIDIA Corp.*<F5>                                         706,800
    40,001   Trident Microsystems, Inc.*<F5>                           668,817
   163,900   Tvia, Inc.*<F5>                                           332,553
   205,288   Vialta, Inc. - Class A*<F5>                                48,243
                                                                  ------------
                                                                     2,183,013
                                                                  ------------

             SEMICONDUCTOR, MICROPROCESSORS: 3.44%
    70,000   Advanced Micro Devices, Inc.*<F5>                       1,541,400
   150,000   Atmel Corp.*<F5>                                          588,000
    30,000   Cypress Semiconductor Corp.*<F5>                          351,900
    80,000   Dataram Corp.*<F5>                                        508,800
    45,600   Diodes, Inc.*<F5>                                       1,031,928
   115,000   Integrated Silicon Solution, Inc.*<F5>                    943,000
    20,000   International Rectifier Corp.*<F5>                        891,400
    60,000   Micron Technology, Inc.*<F5>                              741,000
    40,000   National Semiconductor Corp.                              718,000
    60,000   Silicon Storage Technology, Inc.*<F5>                     357,000
    20,000   Siliconix, Inc.*<F5>                                      729,800
    21,000   Texas Instruments, Inc.                                   517,020
                                                                  ------------
                                                                     8,919,248
                                                                  ------------

             SEMICONDUCTOR, PROGRAMMABLE
               LOGIC DEVICES: 0.60%
    42,500   Genesis Microchip, Inc.*<F5>                              689,350
    75,000   Integrated Device Tech, Inc.*<F5>                         867,000
                                                                  ------------
                                                                     1,556,350
                                                                  ------------

             SOFTWARE: 4.94%
   100,000   ActivCard Corp.*<F5>                                      890,000
   170,500   American Software, Inc. - Class A                       1,028,115
   165,000   Apropos Technology, Inc.*<F5>                             562,650
    35,000   Ascential Software Corp.*<F5>                             570,850
    29,500   Aspect Communications Corp.*<F5>                          328,630
   170,000   Blue Martini Software, Inc.*<F5>                          457,470
    53,100   CAM Commerce Solutions, Inc.*<F5>                         900,629
   100,000   Captaris, Inc.*<F5>                                       516,000
    16,000   Click Commerce, Inc.*<F5>                                 257,120
   145,000   Compuware Corp.*<F5>                                      938,150
   188,286   Corio, Inc.*<F5>                                          363,392
    40,000   Electronics for Imaging, Inc.*<F5>                        696,400
    85,000   iPass, Inc.*<F5>                                          629,000
   100,000   Keynote Systems, Inc.*<F5>                              1,392,000
    65,000   NetManage, Inc.*<F5>                                      419,250
   290,000   Peerless Systems Corp.*<F5>                               377,000
   155,000   Quovadx, Inc.*<F5>                                        370,450
    75,000   Roxio, Inc.*<F5>                                          705,000
    20,000   SafeNet, Inc.*<F5>                                        734,800
   100,000   Selectica, Inc.*<F5>                                      358,000
    25,000   SonicWALL, Inc.*<F5>                                      158,000
   200,000   VIA NET.WORKS, Inc.*<F5>                                  170,000
                                                                  ------------
                                                                    12,822,906
                                                                  ------------

             STEEL: 0.82%
    70,000   Ryerson Tull, Inc.                                      1,102,500
    20,000   United States Steel Corp.                               1,025,000
                                                                  ------------
                                                                     2,127,500
                                                                  ------------

             TOBACCO: 1.12%
    10,000   Altria Group, Inc.                                        611,000
    90,000   Dimon, Inc.                                               604,800
    13,500   Reynolds American, Inc.                                 1,061,100
    13,000   UST, Inc.                                                 625,430
                                                                  ------------
                                                                     2,902,330
                                                                  ------------

             TOYS: 1.32%
    25,000   Hasbro, Inc.                                              484,500
    60,000   Mattel, Inc.                                            1,169,400
    41,291   The Topps Co.                                             402,587
    60,000   THQ, Inc.*<F5>                                          1,376,400
                                                                  ------------
                                                                     3,432,887
                                                                  ------------

             TRANSPORTATION EQUIPMENT: 0.24%
    18,000   Trinity Industries, Inc.                                  613,440
                                                                  ------------

             TRUCKING: 0.46%
    15,000   Arkansas Best Corp.                                       673,350
     9,500   Yellow Roadway Corp.*<F5>                                 529,245
                                                                  ------------
                                                                     1,202,595
                                                                  ------------

             WIRELESS COMMUNICATIONS: 1.44%
    75,000   Brightpoint, Inc.*<F5>                                  1,465,500
    27,500   Nextel Communications, Inc.*<F5>                          825,000
    40,000   Nokia Corp. ADR                                           626,800
    93,333   Vyyo, Inc.*<F5>                                           803,597
                                                                  ------------
                                                                     3,720,897
                                                                  ------------
             Total Common Stocks (Cost $197,213,632)              $254,513,146
                                                                  ------------

             Warrants: 0.01%
             ---------------
    20,000   Air France ADR*<F5>
               Expiration July 2005, Exercise Price $20.00
               (Acquired 5/5/2004, Cost $18,752)                        22,800
                                                                  ------------

             Short-Term Investments: 2.10%
             -----------------------------
             MONEY MARKET FUNDS: 2.10%
 1,462,535   Dreyfus Treasury Prime Cash
               Management Fund - Investor Class                      1,462,535
 3,985,051   SEI Daily Income Treasury
               Government Fund - Class B                             3,985,051
                                                                  ------------
             Total Short-Term Investments
               (Cost $5,447,586)                                     5,447,586
                                                                  ------------

             Total Investments in Securities
               (Cost $202,679,970): 100.26%                        259,983,532
             Liabilities in Excess of
               Other Assets: (0.26%)                                  (676,557)
                                                                  ------------
             Net Assets:  100.00%                                 $259,306,975
                                                                  ------------
                                                                  ------------

*<F5>  Non-income producing security.
#<F6>  U.S. security of a foreign issuer.
^<F7> Affiliated Company; the fund owns 5% or more of the outstanding voting securities of the issuer. See Note 4.
ADR - American Depositary Receipt

See accompanying Notes to Financial Statements.

                          AL FRANK DIVIDEND VALUE FUND

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004

    Shares   Common Stocks: 97.62%                                Market Value
    ------   ---------------------                                ------------
             AEROSPACE & DEFENSE: 2.17%
     9,500   Kaman Corp. - Class A                                 $   120,175
     2,000   Lockheed Martin Corp.                                     111,100
     2,300   The Boeing Co.                                            119,071
                                                                   -----------
                                                                       350,346
                                                                   -----------

             AIRLINES: 0.66%
     5,300   SkyWest, Inc.                                             106,318
                                                                   -----------

             ALUMINUM: 0.68%
     3,500   Alcoa, Inc.                                               109,970
                                                                   -----------

             AUTOMOBILE MANUFACTURERS: 1.49%
     8,500   Ford Motor Co.                                            124,440
     2,900   General Motors Corp.                                      116,174
                                                                   -----------
                                                                       240,614
                                                                   -----------

             AUTOMOBILE PARTS & EQUIPMENT: 2.20%
     4,300   ArvinMeritor, Inc.                                         96,191
     4,000   Cooper Tire & Rubber Co.                                   86,200
     8,500   Delphi Corp.                                               76,670
     9,900   Visteon Corp.                                              96,723
                                                                   -----------
                                                                       355,784
                                                                   -----------

             BANKS: 2.98%
    10,000   Capstead Mortgage Corp.                                   105,400
     2,700   Citigroup, Inc.                                           130,086
     3,200   JPMorgan Chase & Co.                                      124,832
     3,200   National City Corp.                                       120,160
                                                                   -----------
                                                                       480,478
                                                                   -----------

             BROKERAGES: 2.57%
     1,400   Lehman Brothers Holdings, Inc.                            122,472
     1,400   Merrill Lynch & Co., Inc.                                  83,678
     1,600   Morgan Stanley                                             88,832
     1,150   The Goldman Sachs Group, Inc.                             119,646
                                                                   -----------
                                                                       414,628
                                                                   -----------

             BUILDING MATERIALS: 0.59%
     2,800   International Aluminum Corp.                               94,780
                                                                   -----------

             BUSINESS SERVICES: 1.65%
     9,300   Ambassadors International, Inc.                           146,289
    19,000   Traffix, Inc.                                             120,650
                                                                   -----------
                                                                       266,939
                                                                   -----------

             CHEMICALS, COMMODITY: 1.89%
     2,700   E.I. Du Pont de Nemours and Co.                           132,435
     4,100   Olin Corp.                                                 90,282
     1,675   The Dow Chemical Co.                                       82,929
                                                                   -----------
                                                                       305,646
                                                                   -----------

             CHEMICALS, SPECIALTY: 0.64%
     9,600   Wellman, Inc.                                             102,624
                                                                   -----------

             CLOTHING/FABRICS: 2.95%
     5,300   Delta Apparel, Inc.                                       128,525
     4,700   Haggar Corp.                                              110,351
     3,500   Kellwood Co.                                              120,750
     6,000   Russell Corp.                                             116,880
                                                                   -----------
                                                                       476,506
                                                                   -----------

             COMMUNICATIONS TECHNOLOGY: 0.75%
     7,000   Motorola, Inc.                                            120,400
                                                                   -----------

             COMPUTERS/HARDWARE: 1.65%
     9,800   AU Optronics Corp. ADR                                    140,336
     6,000   Hewlett Packard Co.                                       125,820
                                                                   -----------
                                                                       266,156
                                                                   -----------

             CREDIT CARDS: 0.75%
     4,300   MBNA Corp.                                                121,217
                                                                   -----------

             DATA STORAGE/DISK DRIVES: 0.66%
     6,200   Seagate Technology#<F8>                                   107,074
                                                                   -----------

             ELECTRICAL COMPONENTS & EQUIPMENT: 3.04%
     4,900   American Power Conversion Corp.                           104,860
     9,700   AVX Corp.                                                 122,220
    40,000   Fedders Corp.                                             144,800
     8,000   Frequency Electronics, Inc.                               118,800
                                                                   -----------
                                                                       490,680
                                                                   -----------

             ELECTRONIC MANUFACTURING SERVICES: 0.68%
     5,700   Nam Tai Electronics, Inc. #<F8>                           109,725
                                                                   -----------

             FINANCIAL SERVICES, DIVERSIFIED: 1.29%
     1,200   Fannie Mae                                                 85,452
     2,500   H & R Block, Inc.                                         122,500
                                                                   -----------
                                                                       207,952
                                                                   -----------

             FIXED LINE COMMUNICATIONS: 2.01%
     4,500   AT&T Corp.                                                 85,770
     4,300   BellSouth Corp.                                           119,497
     4,600   SBC Communications, Inc.                                  118,542
                                                                   -----------
                                                                       323,809
                                                                   -----------

             FOOD MANUFACTURERS: 1.40%
     4,600   Archer-Daniels-Midland Co.                                102,626
     5,100   Sara Lee Corp.                                            123,114
                                                                   -----------
                                                                       225,740
                                                                   -----------

             FOOD RETAILERS: 0.75%
     5,100   Albertson's, Inc.                                         121,788
                                                                   -----------

             FOOTWEAR: 0.60%
     2,200   Reebok International LTD.                                  96,800
                                                                   -----------

             HEALTHCARE PROVIDERS: 0.74%
     3,000   HCA, Inc.                                                 119,880
                                                                   -----------

             HEAVY MACHINERY: 1.23%
     1,000   Caterpillar, Inc.                                          97,510
     1,350   Deere & Co.                                               100,440
                                                                   -----------
                                                                       197,950
                                                                   -----------

             HOME CONSTRUCTION: 4.70%
     3,300   D.R. Horton, Inc.                                         133,023
       950   KB Home                                                    99,180
     2,700   Lennar Corp. - Class A                                    153,036
     1,500   M.D.C. Holdings, Inc,                                     129,660
     1,900   Ryland Group, Inc.                                        109,326
     2,100   Standard Pacific Corp.                                    134,694
                                                                   -----------
                                                                       758,919
                                                                   -----------

             HOME FURNISHINGS: 1.13%
     4,450   Maytag Corp.                                               93,895
     1,950   National Presto Industries, Inc.                           88,725
                                                                   -----------
                                                                       182,620
                                                                   -----------

             HOUSE, DURABLE: 0.79%
     5,300   Newall Rubbermaid, Inc.                                   128,207
                                                                   -----------

             HOUSE, NON-DURABLE: 0.57%
     1,800   Colgate-Palmolive Co.                                      92,088
                                                                   -----------

             INDUSTRIAL DIVERSIFIED: 0.50%
     2,000   SPX Corp.                                                  80,120
                                                                   -----------

             INDUSTRIAL SERVICES & DISTRIBUTORS: 0.69%
     4,000   Cognex Corp.                                              111,600
                                                                   -----------

             INSURANCE, FULL LINE: 1.34%
     1,800   Hartford Financial Services Group, Inc.                   124,758
     1,200   The Chubb Corp.                                            92,280
                                                                   -----------
                                                                       217,038
                                                                   -----------

             INSURANCE, LIFE: 0.58%
     5,200   UnumProvident Corp.                                        93,288
                                                                   -----------

             INSURANCE, PROPERTY & CASUALTY: 3.79%
     3,900   American Financial Group, Inc.                            122,109
     5,000   PXRE Group LTD.#<F8>                                      126,050
     2,400   The Allstate Corp.                                        124,128
     3,300   The St. Paul Travelers Companies, Inc.                    122,331
     2,500   W.R. Berkley Corp.                                        117,925
                                                                   -----------
                                                                       612,543
                                                                   -----------

             MARINE TRANSPORTATION/SHIPPING
               (NON-ENERGY): 0.83%
     6,500   Sea Containers Ltd. -  Class A#<F8>                       127,985
       253   Ship Finance International LTD#<F8>                         5,192
                                                                   -----------
                                                                       133,177
                                                                   -----------

             MEDICAL SUPPLIES: 2.14%
     2,800   Abbott Laboratories                                       130,620
     2,600   Baxter International, Inc.                                 89,804
     4,000   McKesson Corp.                                            125,840
                                                                   -----------
                                                                       346,264
                                                                   -----------

             OIL, EQUIPMENT & SERVICES: 0.53%
     2,400   Tidewater Inc.                                             85,464
                                                                   -----------

             OIL, EXPLORATION &
               PRODUCTION/DRILLING: 0.55%
     2,700   GlobalSantaFe Corp.#<F8>                                   89,397
                                                                   -----------

             OIL, INTEGRATED MAJORS: 3.61%
     1,700   Anadarko Petroleum Corp.                                  110,177
     2,200   ChevronTexaco Corp.                                       115,522
     1,400   ConocoPhillips                                            121,562
     2,400   Exxon Mobil Corp.                                         123,024
     3,000   Marathon Oil Corp.                                        112,830
                                                                   -----------
                                                                       583,115
                                                                   -----------

             OIL, REFINERS: 0.76%
     2,700   Valero Energy Corp.                                       122,580
                                                                   -----------

             OIL, SECONDARY: 3.45%
     2,400   Apache Corp.                                              121,368
     2,000   Ashland, Inc.                                             116,760
     3,100   Devon Energy Corp.                                        120,652
     2,000   Kerr-McGee Corp.                                          115,580
     1,700   Pogo Producing Co.                                         82,433
                                                                   -----------
                                                                       556,793
                                                                   -----------

             OIL, TRANSPORTATION/SHIPPING: 2.80%
     2,500   Frontline LTD.#<F8>.                                      110,900
     3,200   Nordic American Tanker Shipping LTD.#<F8>                 124,960
     6,500   OMI Corp.#<F8>                                            109,525
     3,000   Tsakos Energy Navigation LTD.#<F8>                        107,370
                                                                   -----------
                                                                       452,755
                                                                   -----------

             PAPER PRODUCTS: 0.78%
     3,000   International Paper Co.                                   126,000
                                                                   -----------

             PHARMACEUTICALS: 5.22%
     5,050   Bristol-Myers Squibb Co.                                  129,381
     2,100   Eli Lilly & Co.                                           119,175
     1,900   Johnson & Johnson                                         120,498
     3,900   Merck & Co. Inc.                                          125,346
     6,700   Mylan Laboratories, Inc.                                  118,456
     4,100   Pfizer, Inc.                                              110,249
     2,800   Wyeth                                                     119,252
                                                                   -----------
                                                                       842,357
                                                                   -----------

             RAILROADS: 2.68%
     1,900   Burlington Northern Santa Fe Corp.                         89,889
     3,200   CSX Corp.                                                 128,256
     2,600   Norfolk Southern Corp.                                     94,094
     1,800   Union Pacific Corp.                                       121,050
                                                                   -----------
                                                                       433,289
                                                                   -----------

             RECREATIONAL PRODUCTS: 2.70%
    11,000   Action Performance Companies, Inc.                        120,890
     7,400   Callaway Golf Co.                                          99,900
     3,500   International Game Technology                             120,330
     3,400   The Walt Disney Co.                                        94,520
                                                                   -----------
                                                                       435,640
                                                                   -----------

             RESTAURANTS: 0.56%
     2,800   McDonald's Corp.                                           89,768
                                                                   -----------

             RETAILERS, APPAREL: 2.26%
    13,500   Goody's Family Clothing, Inc.                             123,390
     6,800   The Finish Line, Inc.                                     124,440
     4,300   The Talbots, Inc.                                         117,089
                                                                   -----------
                                                                       364,919
                                                                   -----------

             RETAILERS, BROADLINE: 3.08%
     4,100   Family Dollar Stores, Inc.                                128,043
     2,200   J. C. Penney Company, Inc.                                 91,080
     4,200   May Department Stores Co.                                 123,480
     2,000   Nordstrom, Inc.                                            93,460
     1,200   Sears, Roebuck and Co.                                     61,236
                                                                   -----------
                                                                       497,299
                                                                   -----------

             RETAILERS, SPECIALTY: 2.81%
     5,500   Claire's Stores, Inc.                                     116,875
     3,900   OfficeMax, Inc.                                           122,382
     2,800   The Home Depot, Inc.                                      119,672
     5,600   The Pep Boys - Manny, Moe & Jack                           95,592
                                                                   -----------
                                                                       454,521
                                                                   -----------

             SAVINGS & LOANS: 1.66%
     3,800   Countrywide Financial Corp.                               140,638
     3,000   Washington Mutual, Inc.                                   126,840
                                                                   -----------
                                                                       267,478
                                                                   -----------

             SEMICONDUCTOR, CAPITAL EQUIPMENT: 0.78%
     6,800   Cohu, Inc.                                                126,208
                                                                   -----------

             SEMICONDUCTOR, MICROPROCESSORS: 2.07%
     5,600   Intel Corp.                                               130,984
     5,100   National Semiconductor Corp.                               91,545
     4,500   Texas Instruments, Inc.                                   110,790
                                                                   -----------
                                                                       333,319
                                                                   -----------

             SEMICONDUCTOR, PROGRAMMABLE
               LOGIC DEVICES: 1.26%
     2,000   Maxim Integrated Products, Inc.                            84,780
     4,000   Xilinx, Inc.                                              118,600
                                                                   -----------
                                                                       203,380
                                                                   -----------

             SOFT DRINKS: 0.64%
     2,475   The Coca-Cola Co.                                         103,034
                                                                   -----------

             SOFTWARE: 1.46%
    20,000   American Software, Inc. - Class A                         120,600
     4,300   Microsoft Corp.                                           114,853
                                                                   -----------
                                                                       235,453
                                                                   -----------

             STEEL: 2.00%
     2,000   Nucor Corp.                                               104,680
     7,000   Ryerson Tull, Inc.                                        110,250
     2,100   United States Steel Corp.                                 107,625
                                                                   -----------
                                                                       322,555
                                                                   -----------

             TOBACCO: 1.40%
     1,675   Altria Group, Inc.                                        102,343
    18,300   Dimon, Inc.                                               122,976
                                                                   -----------
                                                                       225,319
                                                                   -----------

             TOYS: 0.76%
     6,300   Mattel, Inc.                                              122,787
                                                                   -----------

             WIRELESS COMMUNICATIONS: 0.72%
     7,400   Nokia Corp. ADR                                           115,958
                                                                   -----------

             Total Common Stocks (Cost $14,530,669)                 15,759,056
                                                                   -----------

             Short-Term Investments: 3.86%
             -----------------------------
             MONEY MARKET FUNDS: 3.86%
   623,576   SEI Daily Income Treasury
               Government Fund - Class B                               623,576
                                                                   -----------
             Total Short-Term Investments
               (Cost $623,576)                                         623,576
                                                                   -----------

             Total Investments in Securities
               (Cost $15,154,245): 101.48%                          16,382,632
             Liabilities in Excess of
               Other Assets: (1.48%)                                  (238,943)
                                                                   -----------
             Net Assets:  100.00%                                  $16,143,689
                                                                   -----------
                                                                   -----------

#<F8>  U.S. security of a foreign issuer.
ADR - American Depositary Receipt

See accompanying Notes to Financial Statements.

                                 AL FRANK FUNDS

STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 2004

                                                                                     AL FRANK
                                                                AL FRANK             DIVIDEND
                                                                  FUND              VALUE FUND
                                                                --------            ----------
ASSETS
  Investments in securities, at value:
     Non-affiliates (cost $202,225,522
       and $15,154,245, respectively)                          $259,556,732         $16,382,632
     Affiliates (cost $454,448 and $0, respectively)                426,800                  --
                                                               ------------         -----------
       Total investments in securities, at value                259,983,532          16,382,632
                                                               ------------         -----------
  Cash                                                                2,639                  --
  Receivables:
     Securities sold                                                930,830                  --
     Fund shares sold                                               616,879             215,302
     Dividends and interest                                         168,400              25,846
  Prepaid expenses                                                   25,480              16,862
                                                               ------------         -----------
       Total assets                                             261,727,760          16,640,642
                                                               ------------         -----------
LIABILITIES
  Payables:
     Securities purchased                                         1,799,715             458,545
     Fund shares redeemed                                           205,100                 382
     Dividends and other distributions                                   --                  47
     Due to advisor                                                 213,030               5,196
     Distribution and service fees                                   53,257               3,081
     Custody fees                                                    36,884                 123
     Transfer agent fees and expenses                                30,166               3,717
     Administration fees                                             23,391               2,465
     Fund accounting fees                                            13,402               2,892
     Audit fees                                                      22,000              15,501
  Accrued expenses                                                   23,840               5,004
                                                               ------------         -----------
       Total liabilities                                          2,420,785             496,953
                                                               ------------         -----------
NET ASSETS                                                     $259,306,975         $16,143,689
                                                               ------------         -----------
                                                               ------------         -----------
CALCULATION OF NET ASSET
  VALUE PER SHARE
  Net assets applicable to shares outstanding                  $259,306,975         $16,143,689
  Shares issued and outstanding [unlimited
   number of shares (par value $0.01) authorized]                 9,118,852           1,460,182
                                                               ------------         -----------
  NET ASSET VALUE, OFFERING AND
    REDEMPTION PRICE PER SHARE                                 $      28.44         $     11.06
                                                               ------------         -----------
                                                               ------------         -----------
COMPONENTS OF NET ASSETS
  Paid in capital                                              $202,425,105         $14,923,297
  Accumulated net realized loss on investments                     (421,692)             (7,995)
  Net unrealized appreciation on investments                     57,303,562           1,228,387
                                                               ------------         -----------
       Net assets                                              $259,306,975         $16,143,689
                                                               ------------         -----------
                                                               ------------         -----------

See accompanying Notes to Financial Statements.

                                 AL FRANK FUNDS

STATEMENT OF OPERATIONS FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                                                      AL FRANK
                                                                 AL FRANK             DIVIDEND
                                                                   FUND           VALUE FUND*<F9>
                                                                 --------         ---------------
INVESTMENT INCOME
  Income
     Dividends (Net of foreign taxes withheld
       of $10,783 and $0, respectively)                         $ 2,841,830          $   73,656
     Interest                                                       102,402               3,287
                                                                -----------          ----------
       Total income                                               2,944,232              76,943
                                                                -----------          ----------
  Expenses
     Advisory fees (Note 3)                                       2,469,167              28,063
     Distribution fees (Note 5)                                     617,292               7,016
     Administration fees (Note 3)                                   273,869               5,713
     Transfer agent fees                                            261,971               3,717
     Custody fees                                                    94,012               1,907
     Fund accounting fees                                            69,481               5,541
     Reports to shareholders                                         61,074               2,521
     Registration expense                                            39,572               5,545
     Professional fees                                               30,273              17,013
     Miscellaneous                                                   24,000               1,511
     Trustee fees                                                    14,994               1,765
     Insurance expense                                                9,242                 504
                                                                -----------          ----------
       Total expenses                                             3,964,947              80,816
       Less:  reimbursed by advisor (Note 3)                             --             (25,252)
                                                                -----------          ----------
          Net expenses                                            3,964,947              55,564
                                                                -----------          ----------
            NET INVESTMENT INCOME/(LOSS)                         (1,020,715)             21,379
                                                                -----------          ----------

REALIZED AND UNREALIZED
  GAINS/(LOSSES) ON INVESTMENTS
  Net realized gain/(loss) on investments
     Non-affiliates                                               1,632,398              (7,995)
     Affiliated companies                                           (97,121)                 --
  Net change in unrealized appreciation on investments           27,531,072           1,228,387
                                                                -----------          ----------
  Net realized and unrealized gain on investments                29,066,349           1,220,392
                                                                -----------          ----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                                $28,045,634          $1,241,771
                                                                -----------          ----------
                                                                -----------          ----------

*<F9>   Commencement of operations September 30, 2004.

See accompanying Notes to Financial Statements.

                                 AL FRANK FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                      Year Ended          Year Ended
                                                     December 31,        December 31,
                                                         2004                2003
                                                     ------------        ------------
INCREASE/(DECREASE)
  IN NET ASSETS FROM:
OPERATIONS
   Net investment loss                               $ (1,020,715)       $   (520,686)
   Net realized gain on investments                     1,535,277           1,312,926
   Net change in unrealized
     appreciation on investments                       27,531,072          40,324,322
                                                     ------------        ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                         28,045,634          41,116,562
                                                     ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gain on investments                  (75,802)                 --
                                                     ------------        ------------
TRANSACTIONS IN SHARES
  OF BENEFICIAL INTEREST
   Net increase in net assets derived from
     net change in outstanding shares (a)<F10>         50,957,105          90,791,683
                                                     ------------        ------------
   TOTAL INCREASE IN NET ASSETS                        78,926,937         131,908,245
                                                     ------------        ------------
NET ASSETS
   Beginning of year                                  180,380,038          48,471,793
                                                     ------------        ------------
   END OF YEAR                                       $259,306,975        $180,380,038
                                                     ------------        ------------
                                                     ------------        ------------
   Accumulated net investment income                           --                  --
                                                     ------------        ------------

(a)<F10>   A summary of share transactions is as follows:

                                              Year                                Year
                                              Ended                              Ended
                                        December 31, 2004                  December 31, 2003
                                  -----------------------------      ------------------------------
                                     Shares     Paid in Capital         Shares      Paid in Capital
                                  ------------  ---------------      ------------   ---------------
Shares sold                         7,821,456     $200,294,494         5,061,932     $112,953,852
Shares issued on
  reinvestment of
  distributions                         2,520           71,267                --               --
Shares redeemed*<F11>              (6,049,722)    (149,408,656)       (1,230,776)     (22,162,169)
                                   ----------     ------------        ----------     ------------
Net increase                        1,774,254     $ 50,957,105         3,831,156     $ 90,791,683
                                   ----------     ------------        ----------     ------------
                                   ----------     ------------        ----------     ------------
*<F11>  Net of redemption
          fees of                                 $    209,930                       $    131,470
                                                  ------------                       ------------
                                                  ------------                       ------------

See accompanying Notes to Financial Statements.

                          AL FRANK DIVIDEND VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                       September 30, 2004**<F14>
                                                                  to
                                                           December 31, 2004
                                                       -------------------------
INCREASE/(DECREASE)
  IN NET ASSETS FROM:

OPERATIONS
   Net investment income                                      $    21,379
   Net realized loss on investments                                (7,995)
   Net change in unrealized appreciation on investments         1,228,387
                                                              -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         1,241,771
                                                              -----------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                     (24,563)
                                                              -----------
TRANSACTIONS IN SHARES
  OF BENEFICIAL INTEREST
   Net increase in net assets derived from
     net change in outstanding shares (a)<F12>                 14,926,481
                                                              -----------
   TOTAL INCREASE IN NET ASSETS                                16,143,689
                                                              -----------
NET ASSETS
   Beginning of period                                                 --
                                                              -----------
   END OF PERIOD                                              $16,143,689
                                                              -----------
                                                              -----------
   Accumulated net investment income                          $        --
                                                              -----------

(a)<F12>   A summary of share transactions is as follows:

                                             September 30, 2004**<F14>
                                                         to
                                                 December 31, 2004
                                         ---------------------------------
                                            Shares         Paid in Capital
                                         ------------      ---------------
Shares sold                                1,476,057         $15,094,761
Shares issued on
  reinvestment of distributions                2,078              22,898
Shares redeemed*<F13>                        (17,953)           (191,178)
                                           ---------         -----------
Net increase                               1,460,182         $14,926,481
                                           ---------         -----------
                                           ---------         -----------
 *<F13>   Net of redemption fees of                          $        28
                                                             -----------
                                                             -----------
**<F14>   Commencement of operations.

See accompanying Notes to Financial Statements.

                                 AL FRANK FUND

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                         Year Ended December 31,
                                                     ----------------------------------------------------------------
                                                     2004           2003           2002           2001           2000
                                                     ----           ----           ----           ----           ----
Net asset value, beginning of year                  $24.56         $13.80         $18.77         $14.58         $14.55
                                                    ------         ------         ------         ------         ------
Income from investment operations:
   Net investment loss                               (0.11)         (0.07)         (0.23)         (0.13)         (0.08)
   Net realized and unrealized
     gain/(loss) on investments                       3.98          10.81          (4.66)          4.47           1.18
                                                    ------         ------         ------         ------         ------
Total from investment operations                      3.87          10.74          (4.89)          4.34           1.10
                                                    ------         ------         ------         ------         ------
Less distributions:
   From net realized gain on investments             (0.01)            --          (0.09)         (0.15)         (1.07)
                                                    ------         ------         ------         ------         ------
Redemption fees retained                              0.02           0.02           0.01             --             --
                                                    ------         ------         ------         ------         ------
Net asset value, end of year                        $28.44         $24.56         $13.80         $18.77         $14.58
                                                    ------         ------         ------         ------         ------
                                                    ------         ------         ------         ------         ------
Total return                                         15.83%         77.97%        (25.99%)        29.83%          6.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (thousands)               $259,307       $180,380        $48,472        $47,243        $19,826
Ratio of expenses to average net assets               1.61%          1.79%          2.25%          2.25%          2.25%
Ratio of net investment loss
  to average net assets                              (0.41%)        (0.74%)        (1.34%)        (1.15%)        (0.79%)
Portfolio turnover rate                              24.59%         13.64%         28.14%         18.11%         30.17%

See accompanying Notes to Financial Statements.

                          AL FRANK DIVIDEND VALUE FUND

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       September 30, 2004*<F15>
                                                                  to
                                                           December 31, 2004
                                                       ------------------------
Net asset value, beginning of period                            $10.00
                                                                ------
Income from investment operations:
   Net investment gain                                            0.02
   Net realized and unrealized gain on investments                1.06
                                                                ------
Total from investment operations                                  1.08
                                                                ------
Less distributions:
   From net investment income                                    (0.02)
                                                                ------
Redemption fees retained                                          0.00#<F18>
                                                                ------
Net asset value, end of period                                  $11.06
                                                                ------
                                                                ------
Total return                                                     10.77%+<F17>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $16,144
Ratio of expenses to average net assets:
   Before expense reimbursement                                   2.84%**<F16>
   After expense reimbursement                                    1.98%**<F16>
Ratio of net investment loss to average net assets:
   After expense reimbursement                                    0.75%**<F16>
Portfolio turnover rate                                           1.57%+<F17>

 *<F15>   Commencement of operations.
**<F16>   Annualized.
 +<F17>   Not Annualized.
 #<F18>   Amount is less than $0.01.

See accompanying Notes to Financial Statements.

                                 AL FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 2004

NOTE 1 - ORGANIZATION

     The Al Frank Fund and the Al Frank Dividend Value Fund (the "Funds") are each diversified series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Al Frank Fund is to seek growth of capital, which it attempts to achieve by investing in out of favor and undervalued equity securities. The investment objective of the Al Frank Dividend Value Fund is long-term total return from both capital appreciation and, secondarily, dividend income which it seeks to achieve by investing in dividend-paying equity securities that it believes are out of favor and undervalued. The Al Frank Fund and the Al Frank Dividend Value Fund commenced operations on January 2, 1998 and September 30, 2004, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. Federal Income Taxes: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

     D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

     E. Reclassification of Capital Accounts: The Funds account and report for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2:
          Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended December 31, 2004, the Al Frank Fund decreased accumulated net investment loss and paid in capital by $1,020,715 and $1,111,042, respectively, and decreased accumulated net realized loss by $90,327 due to certain permanent book and tax differences. Net assets were not affected by the change. For the period ended December 31, 2004, the Al Frank Dividend Value Fund decreased accumulated net investment loss and paid in capital by $3,184. Net assets were not affected by the change.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

     For period ended December 31, 2004, Al Frank Asset Management, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the period ended December 31, 2004, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $2,469,167 and $28,063 respectively, in advisory fees.

     The Funds are responsible for their own operating expenses. For the period ended December 31, 2004, the Advisor agreed to reduce fees payable to it by the Funds and to pay Funds operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 1.98% of average net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of each Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the period ended December 31, 2004, there were no expenses of the Al Frank Fund subject to recapture pursuant to the aforementioned conditions. For the period ended December 31, 2004, the Advisor reduced its fees and absorbed Fund expenses in the amount of $25,252 for the Al Frank Dividend Value Fund; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $25,252 and expire in the year 2009.

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Fund asset level                         Fee rate
     ----------------                         --------
     Less than $15 million                    $30,000
     $15 million to less than $50 million 0.20% of average daily net assets $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
     More than $150 million                   0.05% of average daily net assets

     For the period ended December 31, 2004, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $273,869 and $5,713, respectively, in administration fees.

     U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds' custodian.

     Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares.

     Certain officers of the Funds are also officers of the Administrator and Distributor.

NOTE 4 - OTHER AFFILIATES

     Investments representing 5% or more of the outstanding securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies as of December 31, 2004 amounted to $426,800 representing 0.16% of net assets. Transactions during the year ended December 31, 2004 in which the issuer was an "affiliated person" are as follows:

                                                  SMITH-MIDLAND CORP.
                                                  -------------------
     Beginning Shares                                    300,000

     Beginning Cost                                    $ 396,872
     Purchase Cost                                     $ 218,576
     Sales Cost                                        $(161,000)
                                                       ---------
     Ending Cost                                       $ 454,448
                                                       ---------

     Ending Shares                                       440,000
     Dividend Income                                   $      --
     Net Realized Loss                                 $  97,121

NOTE 5 - DISTRIBUTION COSTS

     The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the period ended December 31, 2004, the Al Frank Fund and the Al Frank Dividend Value Fund paid the Distribution Coordinator $617,292 and $7,016, respectively.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Fund, were $113,276,503 and $56,728,532, respectively.

     For the period ended December 31, 2004, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Dividend Value Fund, were $14,697,839 and $158,803, respectively.

NOTE 7 - INCOME TAXES

     Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

     The tax character of distributions paid during the years ended December 31, 2004 and 2003 for the Al Frank Fund were as follows:

                                           2004                2003
                                           ----                ----
     Long-term capital gains             $75,802                --

     The tax character of distributions paid during the period ended December 31, 2004 for the Al Frank Dividend Value Fund was as follows:

                                           2004
                                           ----
     Ordinary Income                     $24,563

     As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                                   Al Frank
                                                Al Frank        Dividend Value
                                                  Fund               Fund
                                                --------        --------------
Cost of investments                           $202,825,386       $15,154,245
                                              ------------       -----------

Gross tax unrealized appreciation               70,558,627         1,371,996
Gross tax unrealized depreciation              (13,400,481)         (143,609)
                                              ------------       -----------
Net tax unrealized appreciation               $ 57,158,146       $ 1,228,387
                                              ------------       -----------
                                              ------------       -----------

Undistributed ordinary income                 $         --       $        --
Undistributed long-term capital gain                    --                --
                                              ------------       -----------
Total distributable earnings                  $         --       $        --
                                              ------------       -----------
                                              ------------       -----------

Other accumulated gains/losses                $   (276,276)      $    (7,995)
                                              ------------       -----------

Total accumulated earnings/(losses)           $ 56,881,870       $ 1,220,392
                                              ------------       -----------
                                              ------------       -----------

     The Al Frank Fund had a capital loss carryforward of $165,326 which expires in 2010 and post October losses of $110,950. The Al Frank Dividend Value Fund had a capital loss carryforward of $7,995 which expires in 2012.

                                 AL FRANK FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF AND BOARD OF TRUSTEES
ADVISORS SERIES TRUST
MILWAUKEE, WISCONSIN

We have audited the accompanying statements of assets and liabilities of Al Frank Fund and Al Frank Dividend Value Fund, each a series of Advisors Series Trust, including the schedules of investments as of December 31, 2004, and with respect to the Al Frank Fund, the statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and with respect to the Al Frank Dividend Value Fund, the statement of operations, the statement of changes in net assets, and financial highlights for the period September 30, 2004 (commencement of operations) to December 31, 2004. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Al Frank Fund for each of the three years in the period ended December 31, 2002 have been audited by other auditors, whose report dated February 21, 2003 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Al Frank Fund and Al Frank Dividend Value Fund as of December 31, 2004, the results of their operations, the changes in their net assets and their financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

                                             TAIT, WELLER & BAKER

PHILADELPHIA, PENNSYLVANIA
FEBRUARY 23, 2005

                                 AL FRANK FUNDS

NOTICE TO SHAREHOLDERS AT DECEMBER 31, 2004 (UNAUDITED)

     For the period ended December 31, 2004, certain dividends paid by the Al Frank Dividend Value Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income was 100%.

     For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2004 was 100%.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

     A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (888) 263-6443 or on the SEC's website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE AL FRANK FUND'S PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2004

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge, upon request, by calling (888) 263-6443. Furthermore, you can obtain the Fund's proxy voting records on the SEC's website at http://www.sec.gov.
------------------

QUARTERLY FILINGS ON FORM N-Q

     The Al Frank Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. The
                                                     ------------------
Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

     Beginning with the quarter ended March 31, 2005, the Al Frank Dividend Value Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q may be reviewed and copies at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

     Information included in the Funds' N-Q is also available by calling
(888) 263-6443.

                                 AL FRANK FUNDS

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

This chart provides information about the Trustees and Officers who oversee your Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

NAME, AGE                                                                                 NUMBER OF
ADDRESS                                                                                   PORTFOLIOS
POSITION HELD WITH FUNDS                                                    TRUSTEE        OVERSEEN
PRINCIPAL OCCUPATION(S) AND OTHER                                           OF FUNDS       IN FUND
DIRECTORSHIPS DURING PAST FIVE YEARS                                         SINCE      COMPLEX*<F19>
------------------------------------                                        --------    -------------
Walter E. Auch, Born 1921                                                     1997            2
2020 E. Financial Way
Glendora, CA  91741
Trustee
Management Consultant.
Other Directorships: Nicholas-Applegate Funds,
Citigroup, Pimco Advisors, LLP and Senele Group

James Clayburn LaForce, Born 1928                                             2002            2
2020 E. Financial Way
Glendora, CA  91741
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group,
The Metzler/Payden Investment Group, Black Rock Funds, Jacobs
Engineering, Arena Pharmaceuticals, Cancervax

Donald E. O'Connor, Born 1936                                                 1997            2
2020 E. Financial Way
Glendora, CA  91741
Trustee
Financial Consultant, formerly Executive Vice President
and Chief Operating Officer of ICI Mutual Insurance
Company (until January, 1997).
Other Directorships: The Forward Funds

George J. Rebhan, Born 1934                                                   2002            2
2020 E. Financial Way
Glendora, CA  91741
Trustee
Retired; formerly President, Hotchkis and Wiley Funds
(mutual funds) from 1985 to 1993.
Trustee: E*Trade Funds

George T. Wofford III, Born 1939                                              1997            2
2020 E. Financial Way
Glendora, CA  91741
Trustee
Senior Vice President, Information Services, Federal Home
Loan Bank of San Francisco.
Other Directorships: None

INTERESTED TRUSTEES AND OFFICERS

Eric M. Banhazl, Born 1957                                                    1997            2
2020 E. Financial Way
Glendora, CA 91741
Interested Trustee, President
Senior Vice President, U.S. Bancorp Fund Services, LLC, the Funds'
administrator (since July 2001); Treasurer, Investec Funds; formerly,
Executive Vice President, Investment Company Administration, LLC
("ICA") (The Funds' former administrator).

Robert M. Slotky, Born 1947                                                   1997            2
2020 E. Financial Way
Glendora, CA 91741
Chief Compliance Officer
Vice President, U.S. Bancorp Fund Services, LLC, the Funds'
administrator (since July 2001); formerly Senior Vice President,
ICA (the Funds' former administrator).

Rodney A. DeWalt, Born 1967                                                   2003            2
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Legal and Compliance Administrator, U.S. Bancorp Fund Services,
LLC (since January 2003); Thrivent Financial for Lutherans from
2000 to 2003; Attorney Private Practice, 1997 to 2000.

Douglas G. Hess, Born 1967                                                    2003            2
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Vice President Compliance and Administration, U.S. Bancorp Fund
Services, LLC (since March 1997).

*<F19> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Al Frank Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

                                    ADVISOR
                        Al Frank Asset Management, Inc.
                         32392 Coast Highway, Suite 260
                            Laguna Beach, CA  92651
                              www.alfrankfunds.com

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC.
                            615 East Michigan Street
                              Milwaukee, WI  53202
                                 (888) 263-6443

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA  94105

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of trustess has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other Services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                                 FYE  12/31/2004         FYE  12/31/2003
                                 ---------------         ---------------

Audit Fees                            $33,500                 $13,000
Audit-Related Fees                    N/A                     N/A
Tax Fees                              $4,000                  $2,000
All Other Fees                        N/A                     N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees                FYE  12/31/2004       FYE  12/31/2003
----------------------                ---------------       ---------------

Registrant                                 N/A                   N/A
Registrant's Investment Adviser            N/A                   N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant's independent trustees serve as its nominating committee, however, they do not make use of a nominating committee charter. THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF TRUSTEES.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Advisors Series Trust
                   -------------------------------------

     By (Signature and Title) /s/ Eric M. Banhazl
                              --------------------------
                              Eric M. Banhazl, President

     Date      3/4/05
          ----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F20>   /s/ Eric M. Banhazl
                                      --------------------------
                                      Eric M. Banhazl, President

     Date      3/4/05
          ----------------

     By (Signature and Title)*<F20>   /s/ Douglas G. Hess
                                      --------------------------
                                      Douglas G. Hess, Treasurer

     Date      3/4/05
          ----------------

*<F20> Print the name and title of each signing officer under his or her signature.